Organization and Significant Accounting Policies - FP Land LLC (Details 2) (FP Land LLC, predecessor business)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Grain facilities | Minimum
Real Estate
Estimated useful lives	20 years	20 years
Grain facilities | Maximum
Real Estate
Estimated useful lives	25 years	25 years
Irrigation improvements | Minimum
Real Estate
Estimated useful lives	20 years	20 years
Irrigation improvements | Maximum
Real Estate
Estimated useful lives	30 years	30 years
Drainage improvements | Minimum
Real Estate
Estimated useful lives	30 years	30 years
Drainage improvements | Maximum
Real Estate
Estimated useful lives	65 years	65 years